CONSOLIDATED INCOME STATEMENTS - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net sales		R$ 79,708.8	R$ 72,854.3	R$ 58,379.0
Cost of sales		(40,422.1)	(35,659.7)	(27,066.1)
Gross profit		39,286.7	37,194.6	31,312.9
Distribution expenses		(11,395.3)	(9,932.7)	(8,245.0)
Sales and marketing expenses		(7,337.4)	(7,035.5)	(6,374.6)
Administrative expenses		(5,236.8)	(4,877.4)	(2,948.5)
Other operating income/(expenses), net		2,513.9	2,124.1	2,679.4
Exceptional items		(143.3)	(392.8)	(452.0)
Income from operations		17,687.8	17,080.3	15,972.2
Finance expenses		(7,892.2)	(5,427.8)	(5,430.5)
Finance income		4,469.1	2,222.4	2,996.0
Net finance result		(3,423.1)	(3,205.4)	(2,434.5)
Share of results of joint ventures		(29.1)	(115.7)	(43.3)
Income before income tax		14,235.6	13,759.2	13,494.4
Income tax expense		655.6	(636.6)	(1,762.5)
Net income		14,891.2	13,122.6	11,731.9
Attributable to:
Equity holders of Ambev		14,457.9	12,671.0	11,379.4
Non-controlling interest		R$ 433.3	R$ 451.6	R$ 352.5
Basic earnings per share – common – R$	[1]	R$ 0.9184	R$ 0.8052	R$ 0.7233
Diluted earnings per share – common – R$	[1]	R$ 0.9123	R$ 0.7991	R$ 0.7171

[1]	Expressed in Brazilian Reais.